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COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated January 4, 2013 to the Fund's prospectus dated January 1, 2013
(Columbia Emerging Markets Fund)
~http://columbia/role/ShareholderFeesDataAAAA column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact columbia_S000021572Member ~
~ http://columbia/role/OperatingExpensesDataAAAA column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact columbia_S000021572Member ~
~ http://columbia/role/ExpenseExampleAAAA column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact columbia_S000021572Member ~
~ http://columbia/role/ExpenseExampleNoRedemptionAAAA column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact columbia_S000021572Member ~

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

~ http://columbia/role/PerformanceTableDataAAAA column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact columbia_S000021572Member ~

[1]	Year-to-date return as of September 30, 2012: 14.21%

X
- Definition

No authoritative reference available.

+ References

No definition available.

+ Details
Name:	columbia_SupplementTextBlock
Namespace Prefix:	columbia_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

No authoritative reference available.

+ References

No definition available.

+ Details
Name:	columbia_SupplementTextBlock_01
Namespace Prefix:	columbia_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to OperatingExpensesData.

+ References

No definition available.

+ Details
Name:	rr_AnnualFundOperatingExpensesTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: 1

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Paragraph 2

-Subsection b

+ Details
Name:	rr_BarChartHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Provide a brief explanation of how the information illustrates the variability of the Fund's returns (e.g., by stating that the information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). Provide a statement to the effect that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

+ References

Reference 1: 1

-Publisher SEC

-Name Form

-Number N-1A

-Chapter A

-Section 4

-Paragraph 2

-Subparagraph i

-Subsection b

+ Details
Name:	rr_BarChartNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to ExpenseExampleNoRedemption.

+ References

No definition available.

+ Details
Name:	rr_ExpenseExampleNoRedemptionTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to ExpenseExample.

+ References

No definition available.

+ Details
Name:	rr_ExpenseExampleWithRedemptionTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to PerformanceTableData.

+ References

No definition available.

+ Details
Name:	rr_PerformanceTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to ShareholderFeesData.

+ References

No definition available.

+ Details
Name:	rr_ShareholderFeesTableTextBlock
Namespace Prefix:	rr_
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration